PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.4%
67,883  iShares Core S&P Mid-
Cap ETF
$ 4,200,600
7.5
14,937  iShares Core S&P
Small-Cap ETF
1,669,807
3.0
169,671  Vanguard FTSE
Developed Markets
ETF
8,665,098
15.5
42,925  Vanguard FTSE
Emerging Markets ETF
1,920,035
3.4
Total Exchange-Traded
Funds
(Cost $14,909,466)
16,455,540
29.4
MUTUAL FUNDS : 70.5%
Affiliated Investment Companies : 15.1%
259,287  Voya Intermediate
Bond Fund - Class R6
2,281,729
4.1
414,987  Voya Multi-Manager
International Equity
Fund - Class I
4,498,462
8.0
155,324  Voya VACS Series
EME Fund
1,646,440
3.0
8,426,631
15.1
Unaffiliated Investment Companies : 55.4%
149,838  Fidelity 500 Index
Fund
31,035,856
55.4
Total Mutual Funds
(Cost $39,127,989)
39,462,487
70.5
Total Long-Term
Investments
(Cost $54,037,455)
55,918,027
99.9
Total Investments in
Securities
(Cost $54,037,455) $ 55,918,027 99.9
Assets in Excess of
Other Liabilities 45,455 0.1
Net Assets $ 55,963,482 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 16,455,540 $ — $ — $ 16,455,540
Mutual Funds 39,462,487 — — 39,462,487
Total Investments, at fair value $ 55,918,027 $ — $ — $ 55,918,027
Other Financial Instruments+
Futures 6,069 — — 6,069
Total Assets $ 55,924,096 $ — $ — $ 55,924,096
Liabilities Table
Other Financial Instruments+
Futures $ (799) $ — $ — $ (799)
Total Liabilities $ (799) $ — $ — $ (799)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,806,841 $ 1,222,518 $ (791,327) $ 43,697 $ 2,281,729 $ 91,995 $ 8,435 $ —
Voya Multi-Manager International
Equity Fund - Class I
4,039,616 2,400,145 (1,885,036) (56,263) 4,498,462 77,858 184,579 —
Voya Short Duration Bond Fund -
Class R6
— 284,136 (284,136) — — 2,277 1,171 —
Voya VACS Series EME Fund
1,389,465 685,021 (335,955) (92,091) 1,646,440 71,401 18,913 6,913
$ 7,235,922 $ 4,591,820 $ (3,296,454) $ (104,657) $ 8,426,631 $ 243,531 $ 213,098 $ 6,913
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 28, 2025, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 13 06/30/25 $ 1,403,187 $ 6,069
$ 1,403,187 $ 6,069
Short Contracts:
3-month SOFR (6) 09/16/25 (1,439,325) (799)
$ (1,439,325) $ (799)

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2060 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,891,562
Gross Unrealized Depreciation (10,990)
Net Unrealized Appreciation $ 1,880,572